LOAN AND CREDIT LINES (Narrative) (Details) $ in Thousands		12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Feb. 28, 2016 USD ($)	Jan. 01, 2016 USD ($)	Oct. 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Principal amount		$ 35,000
Libor spread		3.15%
Libor update period		3 months
Accrued interest		$ 18						$ 38
Number of quarterly debt installments | item		17
Maximum borrowing capacity under the credit agreement		$ 56,000
Credit agreement, expiration date		Mar. 14, 2016
Line of credit reduction		$ 56,000
Line of credit outstanding amount		34,922
Maturities principal amount		$ 2,072
Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.15%
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.40%
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread		3.21%
Line Of Credit [Member]
Debt Instrument [Line Items]
Credit agreement, expiration date	Jun. 30, 2016
Line of credit reduction			$ 50,000	$ 4,000	$ 5,000	$ 5,000
Line of credit covenant, allowed discounting activities of the main Indian customer long-term receivables	$ 54,000						$ 20,000
Loan amount before start of gradual reduction	63,500
Loan amount after reduction	50,000
Minimum cash covenant before start of gradual reduction	20,000
Minimum cash covenant after reduction	15,000
Line of credit covenant, minimum total shareholders'' equity	$ 85,000
Line of credit covenant, reduction of the minimum total shareholders'' equity total assets ratio	0.27
Line Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Libor spread	3.50%
Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement		$ 40,200